October 30, 2024

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Simplify Exchange Traded Funds (the “Trust”)

File Nos. 333-238475 and 811-23570

Post-Effective Amendment No. 123

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”, I hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on October 28, 2024 (Accession # 0001829126-24-007034).

If you have any questions or comments concerning the foregoing, please do not hesitate to contact JoAnn Strasser at (614) 469-3294.

Very truly yours,

/s/ Paul Kim
Paul Kim
Chairman